Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Statements of Cash Flows, Parent Company (Details) - USD ($)		12 Months Ended
	Nov. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net Income		$ 8,673,210	$ 8,372,697	$ 7,531,625
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Interest Payable		(46,284)	32,253	(1,099,756)
		13,388,491	14,067,287	14,766,575
Cash Flows from Investing Activities
Purchase of Premises and Equipment		(3,259,859)	(3,189,969)	(1,681,115)
Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	$ (5,492,749)	(1,590,746)	(2,487,274)	(5,492,749)
Redemption of Preferred Stock		(8,661,000)	(9,979,000)
		28,550,546	19,784,488	(13,718,755)
Increase (Decrease) in Cash		6,565,458	(22,348,286)	(1,581,733)
Cash and Cash Equivalents, Beginning		22,256,646	44,604,932	46,186,665
Cash and Cash Equivalents, Ending		28,822,104	22,256,646	44,604,932
Parent Company [Member]
Cash Flows from Operating Activities
Net Income		8,673,210	8,372,697	7,531,625
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation and Amortization		66,476	73,999	75,347
Equity in Undistributed Earnings of Subsidiary		(388,611)
Dividends Received in Excess of Earnings of Subsidiary			800,116	3,722,970
Interest Payable		5,367	23,072	(1,069,695)
Other		108,288	1,555,482	(437,115)
		8,464,730	10,825,366	9,823,132
Cash Flows from Investing Activities
Purchase of Premises and Equipment		(6,836)	(8,884)	(2,020)
Cash Flows from Financing Activities
Dividends Paid on Preferred Stock		(1,590,746)	(2,487,274)	(5,492,749)
Redemption of Preferred Stock		(8,661,000)	(9,979,000)
		(10,251,746)	(12,466,274)	(5,492,749)
Increase (Decrease) in Cash		(1,793,852)	(1,649,792)	4,328,363
Cash and Cash Equivalents, Beginning		4,100,860	5,750,652	1,422,289
Cash and Cash Equivalents, Ending		$ 2,307,008	$ 4,100,860	$ 5,750,652